Accounts Receivable (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 1,617	$ 234	¥ 193
Less: allowance for doubtful accounts
Accounts receivable, net	¥ 1,617	$ 234	¥ 193